TRAFIGURA TRANSACTION (Details)			1 Months Ended	6 Months Ended		12 Months Ended	15 Months Ended
	Mar. 16, 2020 USD ($)	Aug. 23, 2019 USD ($) $ / shares shares	Aug. 31, 2019 USD ($) suezmaxTankerVesselType vessel $ / shares shares	Jun. 30, 2020 USD ($) suezmaxTankerVesselType	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Mar. 16, 2020 USD ($)	Jun. 30, 2020 vessel	Jun. 30, 2020 suezmaxTankerVesselType	Jun. 30, 2020	Jun. 30, 2020 large_range_2_tanker	Jun. 30, 2020 veryLargeCrudeCarrier	Jan. 31, 2020 $ / shares	Dec. 31, 2019 vessel	Dec. 31, 2019 suezmaxTankerVesselType	Dec. 31, 2019	Dec. 31, 2019 large_range_2_tanker	Jul. 31, 2018 vessel
Business Acquisition [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares													$ 7.30
Cash paid at closing				$ 533,748,000	$ 0
Finance lease, number of leased assets | vessel								2						3
Vessels and equipment under finance leases, net				57,872,000		$ 418,390,000
Finance lease liability				59,974,000		359,910,000
Finance lease, amortization of right of use asset				7,282,000	5,967,000
Finance lease, interest expense				$ 4,833,000	$ 3,552,000
Weighted average discount rate (percent)										7.50%
Vessels on fixed rate time charter											1	2			1		1	2
Assets Under Sale and Purchase Agreement | Vessels Chartered To Trafigura
Business Acquisition [Line Items]
Number of vessels chartered out | suezmaxTankerVesselType				5
Assets Under Sale and Purchase Agreement | Trafigura
Business Acquisition [Line Items]
Number of assets agreed to acquire | suezmaxTankerVesselType			10						10
Shares issued for purchase of vessels (in shares) | shares		16,035,856	16,035,856
Shares issued, price per share (in dollars per share) | $ / shares			$ 8.00
Cash paid at closing	$ 538,200,000
Time charter daily rate, expense			$ 23,000
Number of vessels chartered out | vessel			5
Duration of time charter			3 years	3 years
Time charter, daily rate, revenue			$ 28,400	$ 28,400
Percentage of third party charter revenues to be received as profit share income			50.00%							50.00%
Shares issued as consideration for Trafigura acquisition		$ 127,000,000.0
Purchase price adjustment				13,900,000
Time charter liability	11,900,000						$ 11,900,000
Vessels, gross	663,700,000						663,700,000
Assets Under Sale and Purchase Agreement | Trafigura | Trafigura Vessels Not Chartered Out
Business Acquisition [Line Items]
Cash paid at closing	$ 269,200,000
Finance lease, number of leased assets | suezmaxTankerVesselType			5
Prepaid expense		$ 63,500,000
Shares issued for purchase of assets, grant date fair value (in dollars per share) | $ / shares		$ 7.92
Vessels and equipment under finance leases, net						336,000,000.0
Finance lease liability						$ 272,000,000.0
Finance lease, amortization of right of use asset				2,500,000			6,300,000
Finance lease, interest expense				2,400,000			6,100,000
Weighted average discount rate (percent)																4.36%
Assets Under Sale and Purchase Agreement | Trafigura | Vessels Chartered To Trafigura
Business Acquisition [Line Items]
Shares issued for purchase of vessels (in shares) | shares						8,017,928
Cash paid at closing						$ 269,000,000.0
Shares issued for purchase of assets, grant date fair value (in dollars per share) | $ / shares		$ 7.92
Vessels on fixed rate time charter | suezmaxTankerVesselType									5						5
Shares issued as consideration for Trafigura acquisition		$ 63,500,000
Time charter payments received				7,100,000			17,000,000.0
Time charter payments received offset against prepaid expense				5,700,000			13,900,000
Time charter payments received offset against lease liability				$ 1,400,000			$ 3,100,000